Investments (Details 1) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Debt Securities, Available-for-sale, Amortized Cost	$ 29,856	$ 10,650
Debt securities, available for sale, at fair value	29,569	10,667
Due After One Year Through Ten Years [Member]
Debt Securities, Available-for-sale, Amortized Cost	20,473
Debt securities, available for sale, at fair value	20,693
Due After Ten Years [Member]
Debt Securities, Available-for-sale, Amortized Cost	8,744
Debt securities, available for sale, at fair value	8,223
Residential Mortgage Backed Securities [Member]
Debt Securities, Available-for-sale, Amortized Cost	639	1,598
Debt securities, available for sale, at fair value	$ 653	$ 1,713